SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Significant Accounting Policies
SCHEDULE OF ESTIMATED USEFUL LIVES OF PLANT AND EQUIPMENT
Office equipment	5 years